CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
Net income (loss)	$ 66,729	$ (14,974)
Adjustments to reconcile net income (loss) to net cash from operating
PROVISION FOR LOAN AND LEASE LOSSES	10,352	6,966
Impairment loss on premises and equipment	327	687
Impairment loss on assets held for sale	408
Depreciation and amortization of premises and equipment	5,060	5,800
Net amortization of securities	7,090	7,969
Net gains on sales of securities available-for-sale	(3,227)	(3,064)
Net losses on sales or disposals of premises and equipment	20	197
Net gains on sales of assets held for sale	(967)
Net gains on sales of loans	(4,323)	(3,151)
Originations of mortgage loans held for sale	(5,687)	(3,805)
Proceeds from mortgage loans sold	6,003	3,888
Originations of government guaranteed loans	(35,949)
Proceeds from government guaranteed loans sold	30,624
Accretion of premiums and discounts on acquired loans, net	(33,179)	(42,998)
Net change in servicing assets	(796)
Net valuation adjustments on other real estate owned	953	9,265
Net gains on sales of other real estate owned	(1,364)	(5,828)
Amortization of intangible assets	3,003	2,980
Amortization of time deposit premium	(590)	(143)
Amortization of Federal Home Loan Bank advances premium	(44)
Accretion of junior subordinated debentures discount	876	944
Share-based compensation expense	899	1,045
Exercise of share-based awards	40
Deferred tax asset, net of valuation	(61,503)
Increase in cash surrender value of bank owned life insurance	(223)	(209)
Changes in assets and liabilities:
Accrued interest receivable	(503)	(978)
Other assets	(3,950)	(843)
Accrued interest payable	1,355	(4,521)
Accrued expenses and other liabilities	(7,655)	(2,700)
Net cash used in operating activities	(26,221)	(43,473)
Cash flows from investing activities
Purchases of securities available-for-sale	(557,527)	(856,768)
Proceeds from maturities and calls of securities available-for-sale	95,412	103,274
Proceeds from paydowns of securities available-for-sale	105,837	144,158
Proceeds from sales of securities available-for-sale	534,418	511,028
Purchases of securities held-to-maturity	(59,436)	(120,498)
Proceeds from paydowns of securities held-to-maturity	30,469	15,155
Purchases of Federal Home Loan Bank stock	(6,454)	(124)
Proceeds from other loans sold	2,213	27,606
Net change in loans and leases	(420,065)	(48,662)
Purchases of premises and equipment	(5,948)	(4,019)
Proceeds from sales of premises and equipment	1,156	1,354
Proceeds from sales of assets held for sale	2,566
Proceeds from sales of other real estate owned	17,306	38,563
Net cash paid in acquisition of business	(11,273)
Net cash used in investing activities	(271,326)	(188,933)
Cash flows from financing activities
Net (decrease) increase in deposits	(51,010)	80,710
Proceeds from Federal Home Loan Bank advances	6,512,100	1,943,500
Repayments of Federal Home Loan Bank advances	(6,246,114)	(1,905,500)
Proceeds from revolving line of credit	30,000
Repayments of revolving line of credit	(9,350)
Net increase in other borrowings	4,590	1,927
Proceeds from issuance of common stock, net	49,592
Proceeds from issuance of preferred stock	9,388
Net cash provided by financing activities	299,196	120,637
NET INCREASE IN CASH AND CASH EQUIVALENTS	1,649	(111,769)
CASH AND CASH EQUIVALENTS, beginning of period	44,884	156,653
CASH AND CASH EQUIVALENTS, end of period	46,533	44,884
Supplemental disclosures of cash flow information:
Cash paid during the period for interest	6,150	10,351
Cash refunded during the period for taxes	(250)
Supplemental disclosures of non-cash investing and financing activities:
Change in fair value of available-for-sale securities, net of tax	(3,794)	(6,868)
Change in fair value of cash flow hedges, net of tax	2,233
Delayed payments of mortgage-backed securities	121	2,228
Due to broker	9,978	10,000
Transfers of loans to loans held for sale	1,477	65,074
Transfers of loans to other real estate owned	6,672	13,792
Internally financed loan sale		40,252
Internally financed sale of other real estate owned	1,447	1,259
Transfers of land and premises to assets held for sale	14,496	$ 2,259
Subscription receivable of preferred stock	1,050
Total assets acquired from acquisition	456,153
Total liabilities assumed from acquisition	377,440
Common stock issued due to acquisition of business	$ 68,247